Property and Equipment (Details) - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 69,354	$ 113,855	$ 304,446	$ 215,069
Successor [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense				304,446	$ 215,069	$ 400,825
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 37,356						$ 460,722
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense				$ 37,356